Leases - Summary of Future Minimum Payments Under Noncancelable Aircraft and Non-Aircraft Operating Lease Agreements (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 1,578
2023	940
2024	229
2025	19
2026
Total	$ 2,766